Shareholder Report, Average Annual Return (Details) 193123_BHILL Fund_TF_TSR Annual {Managed Account Completion Shares}	12 Months Ended
Mar. 31, 2026
Without Sales Load [Member] | Managed Account Completion Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Managed Account Completion Shares (without sales charge)
Average Annual Return, Percent	4.04%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%